UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: July 31,

Date of reporting period: January 31, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

HIGH INCOME FUND

CLASSIC SERIES   |   SEMI-ANNUAL REPORT   |   JANUARY 31, 2005

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

Classic Series

Semi-Annual Report  •  January 31, 2005

SMITH BARNEY

HIGH INCOME FUND

BETH A. SEMMEL, CFA

Beth A. Semmel, CFA, has 23 years of securities business experience. Ms. Semmel holds a BA in Math and Computer Science from Colgate University.

PETER J. WILBY, CFA

Peter J. Wilby, CFA, has 22 years of securities business experience. Mr. Wilby holds a BBA and an MBA in Accounting from Pace University.

FUND OBJECTIVE

The fund seeks high current income by investing primarily in high yield corporate bonds, debentures and notes. These securities are commonly known as “junk bonds” because they are rated in the lower rating categories of nationally and internationally recognized rating agencies, or, if unrated, of similar credit quality.

What’s Inside

LETTER  FROM  THE  CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

During the six-month period ended January 31, 2005, the U.S. bond markets generated positive results, with the Lehman Brothers Aggregate Bond Indexi returning 3.81%.

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the presidential election, the U.S. economy continued to expand during the period. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)ii growth was a robust 4.0% in the third quarter. The advance estimate for fourth quarter GDP was 3.1%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)iii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiv by 0.25% to 1.25% on June 30, 2004 — the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, and December 2004, bringing the target for the federal funds rate to 2.25%. Following the end of the fund’s reporting period, at its February meeting, the Fed raised its target for the federal funds rate by an additional 0.25% to 2.50%. Regardless of the economic expansion and higher interest rates, the overall bond market surprised many people by generating relatively strong returns during the period.

The U.S. high-yield bond market as represented by the Citigroup High-Yield Market Index,v returned 7.95%, outperforming nearly all other fixed income asset classes for the period. Improvement in the U.S. economy has proved favorable for corporate earnings and the corporate bond credit environment. While markets will fluctuate, the high-yield market has remained healthy from a fundamental perspective, as many companies generated better-than-expected earnings and default rates continued to decline.

Special Shareholder Notice

Effective January 1, 2005, the Citigroup High-Yield Market Index replaced the Citigroup High-Yield (7-10 Year) Market Indexvi as the sole benchmark against which the fund’s performance will be measured. The manager has determined that the Citigroup High-Yield Market Index is a more appropriate index reflecting more closely the composition of the portfolio of securities.

Performance Review

For the six months ended January 31, 2005, Class A shares of the Smith Barney High Income Fund, excluding sales charges, returned 7.51%. These shares outperformed the Lipper High Current Yields Funds Category Average,1 which was 7.28%. The fund’s unmanaged benchmark, the Citigroup High-Yield Market Index and the fund’s previous benchmark, the Citigroup High-Yield (7-10 Year) Market Index, returned 7.95% and 7.85%, respectively, for the same period.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended January 31, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 424 funds in the fund’s Lipper category, and excluding sales charges.

1        Smith Barney High Income Fund      |      2005 Semi-Annual Report

PERFORMANCE SNAPSHOT

AS OF JANUARY 31, 2005

(excluding sales charges)

(unaudited)

6 Months

High Income Fund — Class A shares	7.51%

Citigroup High-Yield Market Index	7.95%

Citigroup High-Yield (7-10 Year) Market Index	7.85%

Lipper High Current Yields Funds Category Average	7.28%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Performance figures may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 7.22%, Class C shares returned 7.26% and Class Y shares returned 7.65% over the six months ended January 31, 2005.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

2        Smith Barney High Income Fund      |      2005 Semi-Annual Report

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

February 24, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, high-yielding bonds are rated below investment-grade and carry more risk than higher rated securities. Also, the fund is subject to fluctuations in share price as interest rates rise and fall and is subject to certain risks of overseas investing, including currency fluctuations, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
ii	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
iii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iv	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
[v]	The Citigroup High-Yield Market Index is a broad-based unmanaged index of high yield securities.
vi	The Citigroup High-Yield (7-10 Year) Market Index is an unmanaged broad-based index of high yield bonds with a remaining maturity of at least seven years, but less than ten years.

3        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Fund at a Glance (unaudited)

4        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2004 and held for the six months ended January 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	7.51%	$1,000.00	$1,075.10	0.91%	$4.76

Class B	7.22	1,000.00	1,072.20	1.42	7.42

Class C	7.26	1,000.00	1,072.60	1.34	7.00

Class Y	7.65	1,000.00	1,076.50	0.59	3.09

(1)	For the six months ended January 31, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,020.62	0.91%	$4.63

Class B	5.00	1,000.00	1,018.05	1.42	7.22

Class C	5.00	1,000.00	1,018.45	1.34	6.82

Class Y	5.00	1,000.00	1,022.23	0.59	3.01

(1)	For the six months ended January 31, 2005.
(2)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

CORPORATE BONDS AND NOTES — 92.6%
CONSUMER DISCRETIONARY — 24.7%
Cable & Media — 8.1%
$ 1,070,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	$1,237,116
		Charter Communications Holdings LLC,
		Sr. Discount Notes:
21,330,000	CCC-	Step bond to yield 11.915% due 1/15/10	18,983,700
5,775,000	CCC-	Step bond to yield 11.643% due 1/15/11	4,562,250
8,395,000	CCC-	Step bond to yield 17.642% due 5/15/11	5,876,500
		CSC Holdings Inc.:
5,050,000	BB-	Sr. Debentures, 7.625% due 7/15/18	5,605,500
		Sr. Notes:
2,150,000	BB-	7.875% due 12/15/07	2,327,375
		Series B:
2,525,000	BB-	8.125% due 7/15/09	2,783,813
1,505,000	BB-	7.625% due 4/1/11	1,647,975
5,830,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	6,573,325
4,975,000	BB-	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	5,627,969
4,176,000	BB-	Echostar DBS Corp., Sr. Notes, 9.125% due 1/15/09	4,562,280
5,579,000	B-	Insight Communications Co., Inc., Sr. Discount Notes, step bond to yield 13.689% due 2/15/11	5,495,315
2,500,000	B+	Insight Midwest L.P./Insight Capital Inc., Sr. Notes, 10.500% due 11/1/10	2,737,500
3,000,000	B	Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13	3,247,500
5,000,000	B	Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13	5,012,500
2,900,000	B+	PanAmSat Corp., Guaranteed Notes, 9.000% due 8/15/14 (b)	3,168,250
9,665,000	B+	Rogers Cablesystems, Ltd., Guaranteed Notes, 11.000% due 12/1/15	10,728,150
		Time Warner Inc., Guaranteed Notes:
5,200,000	BBB+	6.625% due 5/15/29	5,737,160
1,175,000	BBB+	7.625% due 4/15/31	1,451,924

			97,366,102

Casinos & Gaming — 5.2%
5,225,000	B	Ameristar Casinos Inc., Guaranteed Notes, 10.750% due 2/15/09	5,878,125
2,500,000	B+	Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11	2,781,250
		Caesars Entertainment Inc., Sr. Sub. Notes:
2,575,000	BB-	8.875% due 9/15/08	2,906,531
8,055,000	BB-	8.125% due 5/15/11	9,263,250
1,700,000	B-	Herbst Gaming Inc., Sr. Sub. Notes, 7.000% due 11/15/14 (b)	1,717,000
2,000,000	B	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	2,340,000
4,950,000	B	Kerzner International Ltd., Guaranteed Notes, 8.875% due 8/15/11	5,420,250
		Mandalay Resort Group:
1,500,000	BB-	Sr. Sub. Debentures, 7.625% due 7/15/13	1,642,500
3,630,000	BB-	Sr. Sub. Notes, Series B, 10.250% due 8/1/07	4,120,050
		MGM MIRAGE Inc.:
		Guaranteed Notes:
1,835,000	BB-	9.750% due 6/1/07	2,046,025
4,870,000	BB-	8.375% due 2/1/11	5,478,750
4,900,000	BB+	Sr. Notes, 6.750% due 9/1/12	5,157,250
		Nortek Bank Debt, Guaranteed Notes:
2,321,429	B	4.755% due 9/1/14	2,362,538
172,321	B	6.250% due 9/1/14	175,373
2,400,000	B+	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16	2,502,000

See Notes to Financial Statements.

7        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Casinos & Gaming — 5.2% (continued)
$2,625,000	B+	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (b)	$2,861,250
5,150,000	B	Venetian Casino Resort LLC, Guaranteed Notes, 11.000% due 6/15/10	5,845,250

			62,497,392

Home Builders — 1.5%
		D.R. Horton Inc.:
2,190,000	BB+	Guaranteed Notes, 8.000% due 2/1/09	2,458,750
1,905,000	BB-	Sr. Sub. Notes, 9.375% due 3/15/11	2,109,639
2,861,000	BB-	KB HOME, Sr. Sub. Notes, 9.500% due 2/15/11	3,165,219
3,165,000	BBB-	Lennar Corp., Guaranteed Notes, Series B, 9.950% due 5/1/10	3,378,134
295,000	BBB-	Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10	321,125
3,625,000	BB-	Schuler Homes Inc., Guaranteed Notes, 10.500% due 7/15/11	4,159,687
1,880,000	B+	Standard Pacific Corp., Sr. Sub. Notes, 9.250% due 4/15/12	2,190,200

			17,782,754

International Cable — 0.1%
925,000	B-	NTL Cable Plc, Sr. Notes, 8.750% due 4/15/14 (b)	1,033,688

Leisure — 1.1%
2,081,000	CCC+	AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 2/1/11	2,159,037
8,800,000	B-	Cinemark, Inc., Sr. Discount Notes, step bond to yield 9.206% due 3/15/14	6,688,000
1,325,000	CCC+	LCE Acquisition Corp., Guaranteed Notes, 9.000% due 8/1/14 (b)	1,394,562
		Six Flags Inc., Sr. Notes:
203,000	CCC	8.875% due 2/1/10	194,372
600,000	CCC	9.750% due 4/15/13	574,500
3,000,000	CCC	9.625% due 6/1/14	2,842,500

			13,852,971

Lodging — 1.9%
		Hilton Hotels Corp.:
1,325,000	BBB-	Notes, 7.625% due 12/1/12	1,557,756
3,105,000	BBB-	Sr. Notes, 7.950% due 4/15/07	3,356,803
		Host Marriott L.P.:
6,395,000	B+	Guaranteed Notes, Series I, 9.500% due 1/15/07	6,954,563
4,125,000	B+	Sr. Notes, 7.125% due 11/1/13	4,362,188
6,000,000	CCC+	MeriStar Hospitality Corp., Guaranteed Notes, 9.125% due 1/15/11	6,510,000

			22,741,310

Publishing & Printing — 2.0%
8,934,222	B-	Canada Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (b)	9,604,289
		Dex Media Inc., Discount Notes:
2,625,000	B	Step bond to yield 8.372% due 11/15/13	1,988,438
5,075,000	B	Step bond to yield 8.867% due 11/15/13	3,844,313
5,325,000	B-	Houghton Mifflin Co., Sr. Discount Notes, step bond to yield 11.641% due 10/15/13	3,647,625
1,357,000	B	PEI Holdings Inc., Sr. Secured Notes, 11.000% due 3/15/10	1,580,905
1,400,000	B-	Vertis Inc., Secured Notes, 9.750% due 4/1/09	1,529,500
1,219,000	BB-	Yell Finance B.V., Sr. Discount Notes, step bond to yield 12.263% due 8/1/11	1,200,715

			23,395,785

Radio — 0.5%
775,000	B-	NextMedia Operating Inc., Guaranteed Notes, 10.750% due 7/1/11	875,750
2,440,000	B-	Radio One, Inc., Guaranteed Notes, Series B, 8.875% due 7/1/11	2,665,700
1,900,000	CCC+	Spanish Broadcasting Systems, Guaranteed Notes, 9.625% due 11/1/09	1,999,750

			5,541,200

See Notes to Financial Statements.

8        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Restaurants — 0.3%
$4,000,000	B	VICORP Restaurants, Inc., Sr. Notes, 10.500% due 4/15/11	$4,090,000

Retail — 2.6%
4,700,000	B-	CSK Auto Inc., Guaranteed Notes, 7.000% due 1/15/14	4,600,125
2,350,000	CCC+	Eye Care Centers of America, Inc., Guaranteed Notes, 9.125% due 5/1/08	2,439,112
1,500,000	B+	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12	1,515,000
3,700,000	BBB-	The Gap Inc., Notes, 10.300% due 12/15/08	4,472,375
		J.C. Penney Co. Inc., Notes:
4,750,000	BB+	8.000% due 3/1/10	5,409,063
4,678,000	BB+	9.000% due 8/1/12	5,742,245
1,851,000	Aa3*	Pennzoil-Quaker State Co., Guaranteed Notes, 10.000% due 11/1/08	2,027,924
4,182,000	BB	Saks Inc., Guaranteed Notes, 9.875% due 10/1/11	4,966,125

			31,171,969

Television – Other — 0.4%
		Paxson Communications Corp., Guaranteed Notes:
1,360,000	CCC-	10.750% due 7/15/08	1,438,200
3,015,000	CCC-	Step bond to yield 15.541% due 1/15/09	2,924,550

			4,362,750

Textile/Apparel — 1.0%
4,500,000	B-	Interface, Inc., Sr. Notes, 10.375% due 2/1/10	5,197,500
		Levi Strauss & Co., Sr. Notes:
3,865,000	CCC	11.625% due 1/15/08	4,067,912
330,000	CCC	12.250% due 12/15/12	358,050
1,638,000	B+	The William Carter Co., Guaranteed Notes, Series B, 10.875% due 8/15/11	1,838,655

			11,462,117

		TOTAL CONSUMER DISCRETIONARY	295,298,038

CONSUMER STAPLES — 5.4%
Consumer Products — 2.9%
735,000	BBB-	American Greetings Corp., Notes, 6.100% due 8/1/28	784,612
1,815,000	B-	FTD Inc., Guaranteed Notes, 7.750% due 2/15/14	1,892,138
6,250,000	CCC	Home Interiors & Gifts Inc., Guaranteed Notes, 10.125% due 6/1/08	5,156,250
750,000	CCC+	Icon Health & Fitness, Inc., Guaranteed Notes, 11.250% due 4/1/12	630,000
		Playtex Products, Inc.:
875,000	CCC+	Guaranteed Notes, 9.375% due 6/1/11	940,625
4,250,000	B	Secured Notes, 8.000% due 3/1/11	4,653,750
5,800,000	B-	Riddell Bell Holdings Inc., Sr. Sub. Notes, 8.375% due 10/1/12 (b)	6,003,000
4,350,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	4,458,750
7,450,000	B-	Simmons Bedding Co., Sr. Discount Notes, step bond to yield 10.002% due 12/15/14 (b)	4,619,000
2,940,000	B	Sola International Inc., Notes, 6.875% due 3/15/08	2,973,816
2,850,000	B-	United Industries Corp., Guaranteed Sr. Notes, Series D, 9.875% due 4/1/09	2,996,062

			35,108,003

Food Processing/Beverages/Tobacco — 1.1%
1,850,000	B+	Cott Beverages USA Inc., Sr. Sub. Notes, 8.000% due 12/15/11	1,995,688
2,040,000	BB-	Dean Foods Co., Sr. Notes, 6.900% due 10/15/17	2,101,200
2,000,000	B	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	2,232,500
		Doane Pet Care Co.:
1,775,000	CCC+	Guaranteed Notes, 10.750% due 3/1/10	1,894,813
370,000	CCC+	Sr. Sub. Notes, 9.750% due 5/15/07	360,750
4,925,000	B	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (b)	4,531,000

			13,115,951

See Notes to Financial Statements.

9        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Retail – Food & Drug — 1.0%
$ 2,750,000	B	Jean Coutu Group Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (b)	$2,756,875
		Rite Aid Corp.:
1,750,000	B-	Guaranteed Notes, 11.250% due 7/1/08	1,892,187
7,325,000	B-	Notes, 7.125% due 1/15/07	7,325,000

			11,974,062

Supermarkets — 0.4%
4,402,782	BB	Ahold Lease USA, Inc., Guaranteed Pass-Through Certificates, Series 01-A-1, step bond to yield 7.820% due 1/2/20	4,768,763

		TOTAL CONSUMER STAPLES	64,966,779

ENERGY — 7.1%
Drillers & Service — 0.8%
1,425,000	B-	Dresser-Rand Group Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (b)	1,464,188
		Hanover Compressor Co., Sr. Notes:
2,250,000	B	8.625% due 12/15/10	2,441,250
3,325,000	B	9.000% due 6/1/14	3,674,125
1,920,000	BB-	SESI, LLC, Sr. Notes, 8.875% due 5/15/11	2,097,600

			9,677,163

Oil & Gas — 6.3%
		Dynegy Holdings Inc.:
7,000,000	B-	2nd Priority Sr. Secured Notes, 8.020% due 7/15/08 (b)(c)	7,612,500
7,750,000	CCC+	Debentures, 7.125% due 5/15/18	6,606,875
6,650,000	CCC+	Debentures, 7.625% due 10/15/26	5,569,375
		El Paso Corp., Sr. Medium-Term Notes:
4,875,000	CCC+	7.800% due 8/1/31	4,753,125
11,125,000	CCC+	7.750% due 1/15/32	10,874,688
2,327,000	B+	Magnum Hunter Resource, Inc., Sr. Notes, 9.600% due 3/15/12	2,670,232
3,830,000	B+	Plains Exploration & Production Co., Sr. Sub. Notes, Series B, 8.750% due 7/1/12	4,260,875
1,155,000	BB	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	1,241,625
2,825,000	B+	Stone Energy Corp., Sr. Sub. Notes, 6.750% due 12/15/14 (b)	2,775,562
5,330,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	5,942,950
		Vintage Petroleum:
2,680,000	BB-	Sr. Notes, 8.250% due 5/1/12	2,961,400
2,400,000	B	Sr. Sub. Notes, 7.875% due 5/15/11	2,574,000
		The Williams Cos., Inc., Notes:
2,250,000	B+	7.625% due 7/15/19	2,508,750
11,250,000	B+	7.875% due 9/1/21	12,825,000
1,525,000	B+	8.750% due 3/15/32	1,837,625

			75,014,582

		TOTAL ENERGY	84,691,745

FINANCIALS — 4.4%
Financial & Leasing — 4.4%
1,025,000	BB-	Ahold Finance USA, Inc., Sr. Notes, 8.250% due 7/15/10	1,163,375
8,721,391	D	Airplanes Pass-Through Trust, Corporate Asset-Backed Securities, Guaranteed Notes, Series D, 10.875% due 3/15/12 (d)(e)	0
1,365,000	B	Dex Media East LLC/Dex Media East Finance Co., Guaranteed Notes, 12.125% due 11/15/12	1,641,413
3,174,000	B	Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/13	3,614,393

See Notes to Financial Statements.

10        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Financial & Leasing — 4.4% (continued)
$ 1,143,247	B	First Consumers Master Trust, Personal Notes, Series 2001-A, Class A, 2.180% due 9/15/08	$1,135,387
2,600,000	BBB-	Ford Motor Credit Co., Notes, 7.250% due 10/25/11	2,770,394
2,525,000	BBB-	General Motors Acceptance Corp., Notes, 6.875% due 8/28/12	2,523,167
3,690,000	BB	Markel Capital Trust I, Capital Securities, Guaranteed Notes, Series B, 8.710% due 1/1/46	4,119,232
7,890,000	CCC-	Ocwen Capital Trust I, Capital Securities, Guaranteed Notes, 10.875% due 8/1/27	8,087,250
3,525,000	B+	R.H. Donnelley Finance Corp. I, Guaranteed Notes, 10.875% due 12/15/12 (b)	4,141,875
		Sprint Capital Corp., Guaranteed Notes:
6,825,000	BBB-	6.875% due 11/15/28	7,655,896
11,875,000	BBB-	8.750% due 3/15/32	16,132,449

		TOTAL FINANCIALS	52,984,831

HEALTHCARE — 3.3%
Healthcare Equipment & Supplies — 3.3%
1,875,000	CC	aaiPharma Inc., Guaranteed Notes, step bond to yield 12.000% due 4/1/10	1,415,625
5,625,000	B-	AmeriPath, Inc., Guaranteed Notes, 10.500% due 4/1/13	5,906,250
6,525,000	B	Athena Neurosciences Financial LLC, Guaranteed Notes, 7.250% due 2/21/08	6,753,375
1,530,000	B	Extendicare Health Services Inc., Guaranteed Notes, 9.500% due 7/1/10	1,705,950
2,750,000	BB+	HCA Inc., Notes, 6.375% due 1/15/15	2,779,917
6,275,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Sr. Sub. Notes, 8.750% due 6/15/14	6,792,687
3,100,000	CCC+	InSight Health Services Corp., Guaranteed Notes, Series B, 9.875% due 11/1/11	3,100,000
600,000	B-	Psychiatric Solutions Inc., Sr. Sub. Notes, 10.625% due 6/15/13	690,000
		Tenet Healthcare Corp.:
6,800,000	B	Notes, 7.375% due 2/1/13	6,290,000
		Sr. Notes:
1,275,000	B	5.375% due 11/15/06	1,310,062
400,000	B	9.875% due 7/1/14 (b)	417,000
2,720,000	B	6.875% due 11/15/31	2,203,200

		TOTAL HEALTHCARE	39,364,066

INDUSTRIALS — 29.4%
Aerospace & Defense — 0.1%
1,550,000		Sequa Corp., Sr. Notes, 9.000% due 8/1/09	1,712,750

Airlines — 0.6%
		Continental Airlines, Inc., Pass-Through Certificates:
922,652	BB	Series 00-2, Class C, 8.312% due 4/2/11	733,644
5,080,000	B	Series D, 7.568% due 12/1/06	3,930,913
		United Air Lines Inc., Pass-Through Certificates:
2,116,670	NR	Series 00-1, Class B, 8.030% due 7/1/11 (d)	385,893
5,194,128	NR	Series 00-2, Class B, 7.811% due 10/1/09 (d)	1,467,835
		Series 01-1:
1,008,000	NR	Class B, 6.932% due 9/1/11 (d)	350,801
2,210,000	NR	Class C, 6.831% due 9/1/08 (d)	181,483

			7,050,569

Automotive — 1.9%
1,535,000	B+	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	1,604,075
4,130,000	BBB-	Dana Corp., Notes, 6.500% due 3/1/09	4,340,659
1,800,000	BBB-	Ford Motor Co., Notes, 7.450% due 7/16/31	1,800,931
		General Motors Corp.:
3,925,000	BBB-	Debentures, 8.375% due 7/15/33	3,963,104
5,150,000	BBB-	Sr. Notes, 7.125% due 7/15/13	5,130,389

See Notes to Financial Statements.

11        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Automotive — 1.9% (continued)
$2,000,000	B-	Tenneco Automotive Inc., Sr. Secured 2nd Lien Notes, Series B, 10.250% due 7/15/13	$2,360,000
2,588,000	BB-	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	2,924,440

			22,123,598

Building Products — 1.1%
		Associated Materials Inc.:
9,000,000	B-	Sr. Discount Notes, step bond to yield 11.239% due 3/1/14	6,480,000
940,000	B-	Sr. Sub. Notes, 9.750% due 4/15/12	1,034,000
975,000	B-	Collins & Aikman Floor Covering, Guaranteed Sr. Notes, Series B, 9.750% due 2/15/10	1,038,375
4,150,000	B-	Goodman Global Holding Co. Inc., Sr. Notes, 5.760% due 6/15/12 (b)	4,274,500

			12,826,875

Business Services — 2.0%
3,950,000	B-	Advanstar Communications Inc., Sr. Secured Notes, 9.220% due 8/15/08 (c)	4,157,375
2,900,000	B-	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11 (b)	3,052,250
2,475,000	B-	Cenveo Corp., Sr. Sub. Notes, 7.875% due 12/1/13	2,178,000
		Iron Mountain Inc., Guaranteed Notes:
900,000	B	8.625% due 4/1/13	956,250
5,000,000	B	6.625% due 1/1/16	4,737,500
3,180,000	B+	Mail-Well I Corp., Sr. Notes, 9.625% due 3/15/12	3,434,400
		Muzak LLC/Muzak Finance Corp.:
3,050,000	CCC-	Guaranteed Sr. Sub. Notes, 9.875% due 3/15/09	2,173,125
2,825,000	CCC-	Sr. Notes, 10.000% due 2/15/09	2,662,562

			23,351,462

Capital Goods — 0.3%
		Terex Corp., Guaranteed Notes:
1,075,000	B	9.250% due 7/15/11	1,195,937
2,375,000	B	Series B, 10.375% due 4/1/11	2,648,125

			3,844,062

Chemicals — 7.4%
4,725,000	B+	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	5,138,437
2,350,000	BB-	Airgas Inc., Guaranteed Notes, 9.125% due 10/1/11	2,614,375
3,850,000	CCC+	Aventine Renewable Energy Holdings Inc., Secured Notes, 8.50125% due 12/15/11 (b)(c)	3,907,750
5,725,000	B-	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (b)	6,383,375
2,225,000	B-	Borden US Finance Corp./Nova Scotia Finance ULC, Secured Notes, 9.000% due 7/15/14 (b)	2,458,625
5,825,000	B+	Equistar Chemicals L.P./Equistar Funding Corp., Sr. Notes, 10.625% due 5/1/11	6,727,875
2,525,000	BB+	FMC Corp., Medium-Term Notes, Series A, 6.750% due 5/5/05	2,559,782
2,725,000	BB-	Huntsman Advance Materials LLC, Sr. Notes, 11.000% due 7/15/10 (b)	3,215,500
31,260,000	CCC+	Huntsman International Holdings LLC, Sr. Discount Notes, zero coupon bond to yield 13.092% due 12/31/09	17,700,975
1,865,000	B+	Huntsman International LLC, Guaranteed Notes, 9.875% due 3/1/09	2,042,175
3,660,000	BB-	ISP Chemco Inc., Guaranteed Notes, Series B, 10.250% due 7/1/11	4,099,200
3,780,000	B+	ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	4,139,100
5,690,000	B+	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12	6,714,200
1,490,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	1,767,512
174,000	B+	Millennium America Inc., Guaranteed Notes, 9.250% due 6/15/08	194,010
1,395,000	B-	OM Group Inc., Guaranteed Notes, 9.250% due 12/15/11	1,492,650
		Resolution Performance Products Inc.:
775,000	CCC+	Secured Notes, 9.500% due 4/15/10	842,812
4,550,000	CCC	Sr. Sub. Notes, 13.500% due 11/15/10	5,039,125

See Notes to Financial Statements.

12        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Chemicals — 7.4% (continued)
		Rhodia S.A., Sr. Notes:
$ 425,000	CCC+	7.625% due 6/1/10 (b)	$435,625
850,000	CCC+	10.250% due 6/1/10 (b)	971,125
6,550,000	CCC+	Sr. Sub. Notes, 8.875% due 6/1/11 (b)	6,746,500
365,000	B+	Terra Capital Inc., Guaranteed Notes, 12.875% due 10/15/08	450,775
2,275,000	BB-	Westlake Chemical Corp., Guaranteed Notes, 8.750% due 7/15/11	2,542,312

			88,183,815

Consumer Products — 1.1%
		Service Corp. International:
2,605,000	BB	Debentures, 7.875% due 2/1/13	2,800,375
		Notes:
2,860,000	BB	6.875% due 10/1/07	3,003,000
2,895,000	BB	6.500% due 3/15/08	2,985,469
4,505,000	B+	Stewart Enterprises, Inc., Sr. Sub. Notes, 10.750% due 7/1/08	4,887,925

			13,676,769

Container & Packaging — 3.3%
5,350,000	B+	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	5,778,000
3,100,000	NR	Applied Extrusion Technologies Inc., Guaranteed Notes, Series B, 10.750% due 7/1/11 (d)	1,798,000
5,150,000	B-	Berry Plastics Corp., Guaranteed Notes, 10.750% due 7/15/12	5,896,750
7,550,000	BB-	Owens-Brockway Glass Container Inc., Guaranteed Notes, 8.875% due 2/15/09	8,201,188
3,950,000	B+	Plastipak Holdings Inc., Guaranteed Notes, 10.750% due 9/1/11	4,463,500
		Pliant Corp.:
545,000	CCC+	Guaranteed Notes, 13.000% due 6/1/10	536,825
2,400,000	CCC+	Sr. Secured 2nd Lien Notes, 11.125% due 9/1/09	2,631,000
2,000,000	CCC	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	1,825,000
2,925,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)	3,186,246
		Tekni-Plex Inc.:
2,585,000	CCC	Guaranteed Notes, Series B, 12.750% due 6/15/10	2,397,587
3,000,000	CCC	Sr. Secured Notes, 8.750% due 11/15/13 (b)	3,015,000

			39,729,096

Industrial — 3.2%
2,625,000	NR	Aqua-Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08	2,244,375
2,675,000	B-	Blount Inc., Sr. Sub. Notes, 8.875% due 8/1/12	2,922,438
935,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	958,375
2,575,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b)	2,826,063
2,400,000	B-	Columbus McKinnon Corp., Sr. Secured Notes, 10.000% due 8/1/10	2,676,000
4,979,000	B	FlowServe Corp., Sr. Sub. Notes, 12.250% due 8/15/10	5,464,453
4,200,000	B-	General Binding Corp., Guaranteed Notes, 9.375% due 6/1/08	4,179,000
2,750,000	B-	Invensys Plc, Sr. Notes, 9.875% due 3/15/11 (b)	2,963,125
1,535,000	B+	NMHG Holding Co., Guaranteed Notes, 10.000% due 5/15/09	1,703,850
3,375,000	CCC+	Nortek Inc., Sr. Sub. Notes, 8.500% due 9/1/14	3,484,688
1,225,000	B-	Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12	1,378,125
4,400,000	B-	Sensus Metering Systems Inc., Sr. Sub. Notes, 8.625% due 12/15/13	4,554,000
		Wesco Distribution Inc., Guaranteed Notes:
1,625,000	B	9.125% due 6/1/08	1,673,750
1,000,000	B	Series B, 9.125% due 6/1/08	1,030,000

			38,058,242

See Notes to Financial Statements.

13        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Industrial Services — 1.2%
		Allied Waste North America Inc., Series B:
$ 750,000	BB-	Guaranteed Notes, 9.250% due 9/1/12	$798,750
5,100,000	B+	Sr. Notes, 7.375% due 4/15/14	4,666,500
5,610,000	BB-	Sr. Sub. Notes, 8.500% due 12/1/08	5,876,475
3,100,000	CCC+	Brand Services Inc., Sr. Notes, 12.000% due 10/15/12	3,510,750

			14,852,475

Paper & Forest Products — 3.9%
4,900,000	BB-	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	4,949,000
		Ainsworth Lumber Co. Ltd., Sr. Notes:
2,700,000	B+	7.250% due 10/1/12 (b)	2,713,500
325,000	B+	6.750% due 3/15/14	314,437
		Appleton Papers Inc.:
2,500,000	BB-	Sr. Notes, 8.125% due 6/15/11	2,650,000
3,000,000	B+	Sr. Sub. Notes, Series B, 9.750% due 6/15/14	3,240,000
3,075,000	B-	Blue Ridge Paper Products Inc., Sr. Secured Notes, 9.500% due 12/15/08	3,028,875
		Bowater Inc.:
1,000,000	BB	Debentures, 9.500% due 10/15/12	1,141,230
3,500,000	BB	Notes, 6.500% due 6/15/13	3,514,021
		Buckeye Technologies Inc., Sr. Sub. Notes:
1,900,000	B	9.250% due 9/15/08	1,909,500
6,685,000	B	8.000% due 10/15/10	6,735,138
4,975,000	B-	JSG Funding Plc, Sr. Notes, 9.625% due 10/1/12	5,522,250
1,675,000	BB-	Norske Skog Canada Ltd., Guaranteed Notes, Series D, 8.625% due 6/15/11	1,775,500
		Stone Container Finance Corp.:
7,350,000	B	Guaranteed Notes, 7.375% due 7/15/14	7,607,250
1,000,000	B	Sr. Notes, 9.750% due 2/1/11	1,097,500

			46,198,201

Steel/Metal — 2.8%
3,425,000	B+	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	3,527,750
2,500,000	B-	Compass Minerals Group Inc., Guaranteed Sr. Notes, 10.000% due 8/15/11	2,812,500
5,500,000	B	IMCO Recycling Inc., Sr. Secured Notes, 10.375% due 10/15/10	6,215,000
2,405,000	BBB	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	2,976,188
2,665,000	BB	Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11	2,998,125
3,700,000	B-	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12	4,014,500
3,000,000	B-	Mueller Holdings Inc., step bond to yield 14.914% due 4/15/14	2,055,000
3,790,000	BBB	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	4,654,480
3,790,000	B	Wolverine Tube Inc., Guaranteed Notes, 10.500% due 4/1/09	4,055,300

			33,308,843

Transportation – Other — 0.5%
2,850,000	B+	General Maritime Corp., Sr. Notes, 10.000% due 3/15/13	3,270,375
1,000,000	CCC+	Horizon Lines LLC, Notes, 9.000% due 11/1/12 (b)	1,065,000
2,005,000	BB+	Windsor Petroleum Transport Corp., Notes, 7.840% due 1/15/21 (b)	2,172,736

			6,508,111

		TOTAL INDUSTRIALS	351,424,868

See Notes to Financial Statements.

14        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

INFORMATION TECHNOLOGY — 2.7%
Technology — 2.7%
		Amkor Technology Inc.:
$ 2,450,000	B	Sr. Notes, 9.250% due 2/15/08	$2,437,750
4,275,000	CCC+	Sr. Sub. Notes, 10.500% due 5/1/09	4,146,750
3,570,000	NR	GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 16.403% due 2/1/10 (d)(e)	357
15,000,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	13,462,500
4,325,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	4,108,750
1,825,000	B-	Northern Telecom Capital, Notes, 7.875% due 6/15/26	1,811,313
		Thomas & Betts Corp.:
4,335,000	BBB-	Medium-Term Notes, 6.625% due 5/7/08	4,611,504
1,125,000	BBB-	Notes, 7.250% due 6/1/13	1,228,986
125,000	B+	URS Corp., Sr. Sub. Notes, Series B, 12.250% due 5/1/09	133,594

		TOTAL INFORMATION TECHNOLOGY	31,941,504

TELECOMMUNICATION SERVICES — 8.7%
Cellular & PCs — 4.5%
		AirGate PCS, Inc., Sr. Sub. Secured Notes:
2,583,900	CCC	9.375% due 9/1/09	2,777,692
1,250,000	B-	5.875% due 10/15/11 (b)	1,293,750
		Alamosa Delaware Inc:
2,465,000	CCC+	Sr. Discount Notes, step bond to yield 10.396% due 7/31/09	2,668,362
3,435,000	CCC+	Sr. Notes, 11.000% due 7/31/10	4,018,950
		Cingular Wireless LLC:
8,075,000	A	Notes, 8.125% due 5/1/12	9,767,229
		Sr. Notes:
9,100,000	A	7.875% due 3/1/11	10,712,092
1,925,000	A	8.750% due 3/1/31	2,655,813
3,050,000	CCC	Dobson Cellular Systems, Secured Notes, 9.875% due 11/1/12 (b)	3,133,875
5,700,000	CCC+	IWO Escrow Co., Secured Notes, 6.320% due 1/15/12 (b)	5,728,500
2,075,000	B+	Intelsat Bermuda Ltd., Sr. Notes, 7.794% due 1/12/12 (b)	2,147,625
525,000	B+	MCI Inc., Sr. Notes, 8.735% due 5/1/14	575,531
5,500,000	BB	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	6,091,250
2,099,000	B-	Nextel Partners Inc., Sr. Notes, 12.500% due 11/15/09	2,361,375

			53,932,044

Networks — 3.0%
		AT&T Corp., Sr. Notes:
4,600,000	BB+	9.050% due 11/15/11	5,359,000
3,950,000	BB+	9.750% due 11/15/31	5,051,062
8,255,000	BB-	Qwest Corp., Notes, 9.125% due 3/15/12 (b)	9,431,337
		Qwest Services Corp., Notes:
5,905,000	B	14.000% due 12/15/10 (b)	7,041,712
6,862,000	B	14.500% due 12/15/14 (b)	8,628,965

			35,512,076

Towers — 1.2%
1,953,000	CCC	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	2,062,856
2,040,000	CCC	American Tower Escrow Corp., Discount Notes, zero coupon to yield 14.432% due 8/1/08	1,542,750

See Notes to Financial Statements.

15        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Towers — 1.2% (continued)
		Crown Castle International Corp., Sr. Notes.:
$ 2,350,000	CCC+	9.375% due 8/1/11	$2,620,250
3,880,000	CCC+	10.750% due 8/1/11	4,209,800
175,000	CCC+	7.500% due 12/1/13	186,594
3,375,000	B-	SpectraSite Inc., Sr. Notes, 8.250% due 5/15/10	3,619,687

			14,241,937

		TOTAL TELECOMMUNICATION SERVICES	103,686,057

UTILITIES — 6.9%
Electric Utilities — 5.9%
		The AES Corp., Sr. Notes:
8,610,000	B-	9.500% due 6/1/09	9,686,250
275,000	B-	7.750% due 3/1/14	292,531
6,000,000	B+	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, 10.250% due 11/15/07 (b)	6,750,000
		Calpine Corp.:
9,730,000	B	2nd Priority Sr. Secured Notes, 8.500% due 7/15/10 (b)	7,686,700
2,925,000	B	Sr. Secured Notes, 8.750% due 7/15/13 (b)	2,237,625
		Edison Mission Energy, Sr. Notes:
3,735,000	B	10.000% due 8/15/08	4,332,600
1,775,000	B	7.730% due 6/15/09	1,890,375
7,330,000	B	9.875% due 4/15/11	8,603,588
		Mirant Americas Generation LLC, Sr. Notes:
2,200,000	NR	7.625% due 5/1/06 (d)	2,486,000
6,000,000	NR	9.125% due 5/1/31 (d)	6,495,000
11,700,000	B	NRG Energy, Inc., 2nd Priority Sr. Secured Notes, 8.000% due 12/15/13 (b)	12,665,250
5,415,000	B	Orion Power Holdings Inc., Sr. Notes, 12.000% due 5/1/10	6,795,825

			69,921,744

Gas Utilities — 1.0%
		Reliant Resources, Inc., Secured Notes:
4,040,000	B+	9.250% due 7/15/10	4,514,700
7,000,000	B+	9.500% due 7/15/13	7,875,000

			12,389,700

		TOTAL UTILITIES	82,311,444

		TOTAL CORPORATE BONDS AND NOTES (Cost — $1,025,743,257)	1,106,669,332

INDEX SECURITIES — 1.3%
Index Securities — 1.3%
14,302,325	BB-	Targeted Return Index Securities Trust, Secured Notes, 8.115% due 8/1/15 (b) (Cost — $15,318,840)	15,456,079

CONVERTIBLE BONDS — 0.4%
INFORMATION TECHNOLOGY — 0.4%
Technology — 0.4%
9,375,000	B	Sanmina-SCI Corp., Sub. Debentures, zero coupon bond to yield 10.688% due 9/12/20 (Cost — $4,859,502)	4,945,312

See Notes to Financial Statements.

16        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

CONVERTIBLE PREFERRED STOCK — 0.9%
TELECOMMUNICATION SERVICES — 0.9%
Cellular & PCs — 0.7%
8,386	Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13	$8,061,043

Towers — 0.2%
42,500	Crown Castle International Corp., 6.250% due 8/15/12	2,103,750

	TOTAL TELECOMMUNICATION SERVICES	10,164,793

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost — $3,768,211)	10,164,793

COMMON STOCK — 0.8%
CONSUMER DISCRETIONARY — 0.3%
International Cable — 0.3%
178,506	Telewest Global, Inc. (f)	3,007,826

CONSUMER STAPLES — 0.0%
Food Processing/Beverages/Tobacco — 0.0%
185,784	Aurora Foods, Inc. (e)(f)	0

INDUSTRIALS — 0.0%
Aerospace & Defense — 0.0%
7,572	Northrop Grumman Corp.	392,835

Business Services — 0.0%
9,711	Outsourcing Solutions, Inc. (e)(f)	33,990

	TOTAL INDUSTRIALS	426,825

INFORMATION TECHNOLOGY — 0.1%
Technology — 0.1%
2,903	Freescale Semiconductor Inc., Class B Shares (f)	50,715
26,300	Motorola, Inc.	413,962

	TOTAL INFORMATION TECHNOLOGY	464,677

TELECOMMUNICATION SERVICES — 0.4%
Cellular & PCs — 0.3%
106,724	AirGate PCS, Inc. (f)	3,902,897
18,375	Weblink Wireless, Inc. (b)(e)(f)	184

		3,903,081

Competitive Local Exchange Carrier — 0.0%
7,716	McLeodUSA, Inc., Class A Shares (f)	4,089

Towers — 0.1%
75,680	Crown Castle International Corp. (f)	1,241,152

	TOTAL TELECOMMUNICATION SERVICES	5,148,322

	TOTAL COMMON STOCK (Cost — $14,558,183)	9,047,650

See Notes to Financial Statements.

17        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

WARRANTS	SECURITY	VALUE

WARRANTS (f) — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Cable & Media — 0.0%
10,475	Iridium World Communications Ltd., Expire 7/15/05 (b)(e)	$105

FINANCIALS — 0.0%
Financial & Leasing — 0.0%
3,775	Merrill Corp., Class B Shares, Expire 5/1/09 (b)(e)	0

INDUSTRIALS — 0.0%
Container & Packaging — 0.0%
545	Pliant Corp., Expire 6/1/10 (b)	5

Steel/Metal — 0.0%
2,250	Mueller Group Inc., Expire 4/15/14 (b)	157,500

	TOTAL INDUSTRIALS	157,505

INFORMATION TECHNOLOGY — 0.0%
Technology — 0.0%
3,650	Cybernet Internet Services International, Inc., Expire 7/1/09 (b)(e)	0
3,305	GT Group Telecom Inc., Expire 2/1/10 (b)(e)	0
12,360	Netco Government Services Inc., Expire 3/1/05	124
10,149	Viasystems Group Inc. Expire 1/31/10 (e)	0

	TOTAL INFORMATION TECHNOLOGY	124

TELECOMMUNICATION SERVICES — 0.0%
Cellular & PCs — 0.0%
2,440	Horizon PCS Inc., Expire 10/1/10 (b)(e)	0
2,735	IWO Holdings Inc., Expire 1/15/11 (b)(e)	0

		0

Competitive Local Exchange Carrier — 0.0%
9,550	RSL Communications, Ltd., Expire 11/15/06 (e)	0

Networks — 0.0%
1,835	Jazztel Plc, Expire 7/15/10 (e)	0

Towers — 0.0%
2,040	American Tower Corp., Expire 8/1/08 (b)	470,220

	TOTAL TELECOMMUNICATION SERVICES	470,220

	TOTAL WARRANTS (Cost — $2,895,663)	627,954

See Notes to Financial Statements.

18        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 2.3%
$27,785,000	Interest in $1,174,865,000 joint tri-party repurchase agreement dated 1/31/05 with UBS Securities LLC, 2.500% due 2/1/05; Proceeds at maturity — $27,786,930; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.875% due 3/15/05 to 8/6/38; Market value — $28,101,069) (Cost — $27,785,000)	$27,785,000

	TOTAL INVESTMENTS — 98.3% (Cost — $1,094,928,656**)	1,174,696,120
	Other Assets in Excess of Liabilities — 1.7%	19,837,930

	TOTAL NET ASSETS — 100.0%	$1,194,534,050

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk(*), which are rated by Moody’s Investor Service.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.
(c)	Interest rate shown reflects current rate on instruments with multi-coupon or variable rates.
(d)	Security is currently in default.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Non-income producing security.
**	Aggregate cost for federal income tax purposes is substantially the same.

See page 20 for definitions of ratings.

See Notes to Financial Statements.

19        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign, which is used to show relative standing within the major rating categories.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A

—   Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

—   Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC and C

—   Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as pre-dominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2, and 3 may be applied to each generic rating from “Aa” through “Caa”, where 1 is the highest and 3 the lowest rating within its generic category.

Aa

—   Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

—   Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

—   Bonds rated “Baa” are considered to be medium grade obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba

—   Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby may not well characterize bonds in this class.

B

—   Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NR	— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

20        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	January 31, 2005

ASSETS:
Investments, at value (Cost — $1,094,928,656 )	$1,174,696,120
Cash	146
Dividends and interest receivable	21,542,738
Receivable for securities sold	8,278,914
Receivable for Fund shares sold	1,230,498
Receivable from affiliate	551,590
Prepaid expenses	337,560

Total Assets	1,206,637,566

LIABILITIES:
Payable for securities purchased	8,856,865
Payable for Fund shares purchased	2,401,908
Investment advisory fee payable	513,356
Distribution plan fees payable	157,683
Administration fee payable	102,671
Transfer agency service fees payable	36,533
Trustees’ fees payable	26,000
Accrued expenses	8,500

Total Liabilities	12,103,516

Total Net Assets	$1,194,534,050

NET ASSETS:
Par value of shares of beneficial interest (Note 6)	$169,716
Capital paid in excess of par value	1,823,600,974
Overdistributed net investment income	(9,639,747)
Accumulated net realized loss from investment transactions	(699,364,357)
Net unrealized appreciation of investments	79,767,464

Total Net Assets	$1,194,534,050

Shares Outstanding:
Class A	63,278,112

Class B	47,026,885

Class C	32,604,935

Class Y	26,806,382

Net Asset Value:
Class A (and redemption price)	$7.02

Class B *	$7.05

Class C *	$7.05

Class Y (and redemption price)	$7.05

Maximum Public Offering Price Per Share:
Class A (based on a maximum sales charge of 4.50%)	$7.35

*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

21        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended January 31, 2005

INVESTMENT INCOME:
Interest	$51,013,858
Dividends	180,199

Total Investment Income	51,194,057

EXPENSES:
Investment advisory fee (Note 2)	3,069,131
Distribution plan fees (Notes 2 and 4)	2,707,819
Administration fee (Note 2)	613,826
Transfer agency service fees (Notes 2 and 4)	337,163
Audit and legal	75,918
Custody	51,045
Shareholder communications (Note 4)	30,967
Registration fees	28,733
Trustees’ fees	13,106
Other	13,502

Total Expenses	6,941,210
Less: Investment advisory fee waiver (Notes 2 and 8)	(250,826)

Net Expenses	6,690,384

Net Investment Income	44,503,673

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	9,733,645
Foreign currency transactions	(2,637)

Net Realized Gain	9,731,008

Net Change in Unrealized Appreciation/Depreciation From:
Investments	32,176,797
Foreign currencies	3,426

Net Change in Unrealized Appreciation/Depreciation	32,180,223

Increase From Payment by Affiliate (Note 2)	551,590

Net Gain on Investments and Foreign Currencies	42,462,821

Increase in Net Assets From Operations	$86,966,494

See Notes to Financial Statements.

22        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2005 (unaudited)

and the Year Ended July 31, 2004

	2005	2004
OPERATIONS:
Net investment income	$44,503,673	$94,960,406
Net realized gain	9,731,008	13,833,665
Net change in unrealized appreciation/depreciation	32,180,223	28,122,180
Increase from payment by affiliate	551,590	—

Increase in Net Assets From Operations	86,966,494	136,916,251

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(46,594,775)	(103,054,088)
Return of capital	—	(3,913,083)

Decrease in Net Assets From Distributions to Shareholders	(46,594,775)	(106,967,171)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sales of shares	70,926,083	322,057,065
Net asset value of shares issued for reinvestment of distributions	17,744,373	41,623,690
Cost of shares reacquired	(133,521,756)	(383,414,661)

Decrease in Net Assets From Fund Share Transactions	(44,851,300)	(19,733,906)

Increase (Decrease) in Net Assets	(4,479,581)	10,215,174

NET ASSETS:
Beginning of period	1,199,013,631	1,188,798,457

End of period*	$1,194,534,050	$1,199,013,631

* Includes overdistributed net investment income of:	$(9,639,747)	$(7,548,645)

See Notes to Financial Statements.

23        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year or period ended July 31, unless otherwise noted:

Class A Shares(1)	2005(2)		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$6.79		$ 6.62	$ 5.97	$ 7.52		$ 9.43	$10.30

Income (Loss) From Operations:
Net investment income	0.26		0.55	0.62	0.72	(3)	0.96	1.04
Net realized and unrealized gain (loss)	0.24		0.23	0.69	(1.50	)(3)	(1.88)	(0.95)

Total Income (Loss) From Operations	0.50		0.78	1.31	(0.78)		(0.92)	0.09

Less Distributions From:
Net investment income	(0.27)		(0.59)	(0.61)	(0.69)		(0.99)	(0.96)
Return of capital	—		(0.02)	(0.05)	(0.08)		(0.00)*	—

Total Distributions	(0.27)		(0.61)	(0.66)	(0.77)		(0.99)	(0.96)

Net Asset Value, End of Period	$7.02		$ 6.79	$ 6.62	$ 5.97		$ 7.52	$ 9.43

Total Return(4)	7.51	%‡(5)	12.16%	23.23%	(11.21)%		(10.33)%	0.93%

Net Assets, End of Period (millions)	$444		$438	$421	$319		$384	$412

Ratios to Average Net Assets:
Expenses	0.91	%†(6)	1.03%	1.07%	1.08%		1.06%	1.08%
Net investment income	7.43	†	7.97	9.76	10.31	(3)	11.30	10.43

Portfolio Turnover Rate	19%		44%	53%	83%		82%	65%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended January 31, 2005 (unaudited).
(3)	Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts would have been $0.72, $(1.50) and 10.43% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would not have changed.
(6)	The investment adviser voluntarily waived a portion of its fees for the six months ended January 31, 2005. If such fees were not voluntarily waived, the annualized expense ratio would have been 0.95%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

24        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended July 31, unless otherwise noted:

Class B Shares(1)	2005(2)		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$ 6.82		$ 6.64	$ 5.99	$ 7.53		$ 9.44	$10.31
Income (Loss) From Operations:
Net investment income	0.24		0.51	0.59	0.68	(3)	0.91	0.98
Net realized and unrealized gain (loss)	0.25		0.25	0.68	(1.49	)(3)	(1.88)	(0.94)
Total Income (Loss) From Operations	0.49		0.76	1.27	(0.81)		(0.97)	0.04
Less Distributions From:
Net investment income	(0.26)		(0.56)	(0.57)	(0.65)		(0.94)	(0.91)
Return of capital	—		(0.02)	(0.05)	(0.08)		(0.00)*	—
Total Distributions	(0.26)		(0.58)	(0.62)	(0.73)		(0.94)	(0.91)
Net Asset Value, End of Period	$ 7.05		$ 6.82	$ 6.64	$ 5.99		$ 7.53	$ 9.44
Total Return(4)	7.22	%‡(5)	11.72%	22.45%	(11.53)%		(10.82)%	0.40%
Net Assets, End of Period (millions)	$331		$353	$392	$330		$463	$615
Ratios to Average Net Assets:
Expenses	1.42	%†(6)	1.55%	1.57%	1.57%		1.56%	1.57%
Net investment income	6.92	†	7.46	9.31	9.82	(3)	10.78	9.87
Portfolio Turnover Rate	19%		44%	53%	83%		82%	65%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended January 31, 2005 (unaudited).
(3)	Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts would have been $0.69, $(1.50) and 9.94% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would have been 7.07%.
(6)	The investment adviser voluntarily waived a portion of its fees for the six months ended January 31, 2005. If such fees were not voluntarily waived, the annualized expense ratio would have been 1.46%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

25        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended July 31, unless otherwise noted:

Class C Shares(1)(2)	2005(3)		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$ 6.82		$ 6.65	$ 6.00	$ 7.54		$ 9.46	$10.32

Income (Loss) From Operations:
Net investment income	0.25		0.52	0.59	0.69	(4)	0.91	0.99
Net realized and unrealized gain (loss)	0.24		0.24	0.69	(1.49	)(4)	(1.88)	(0.94)

Total Income (Loss) From Operations	0.49		0.76	1.28	(0.80)		(0.97)	0.05

Less Distributions From:
Net investment income	(0.26)		(0.57)	(0.58)	(0.66)		(0.95)	(0.91)
Return of capital	—		(0.02)	(0.05)	(0.08)		(0.00)*	—

Total Distributions	(0.26)		(0.59)	(0.63)	(0.74)		(0.95)	(0.91)

Net Asset Value, End of Period	$ 7.05		$ 6.82	$ 6.65	$ 6.00		$ 7.54	$ 9.46

Total Return(5)	7.26	%‡(6)	11.64%	22.55%	(11.43)%		(10.83)%	0.57%

Net Assets, End of Period (millions)	$230		$230	$217	$146		$166	$122

Ratios to Average Net Assets:
Expenses	1.34	%†(7)	1.48%	1.50%	1.51%		1.49%	1.51%
Net investment income	7.00	†	7.53	9.31	9.88	(4)	10.88	9.96

Portfolio Turnover Rate	19%		44%	53%	83%		82%	65%

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the six months ended January 31, 2005 (unaudited).
(4)	Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts would have been $0.69, $(1.49) and 10.00% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(6)	The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would not have changed.
(7)	The investment adviser voluntarily waived a portion of its fees for the six months ended January 31, 2005. If such fees were not voluntarily waived, the annualized expense ratio would have been 1.38%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

26        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended July 31, unless otherwise noted:

Class Y Shares(1)	2005(2)		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$ 6.82		$ 6.65	$ 6.00	$ 7.55		$ 9.46	$10.33

Income (Loss) From Operations:
Net investment income	0.31		0.56	0.65	0.74	(3)	1.02	1.09
Net realized and unrealized gain (loss)	0.21		0.25	0.68	(1.50	)(3)	(1.92)	(0.97)

Total Income (Loss) From Operations	0.52		0.81	1.33	(0.76)		(0.90)	0.12

Less Distributions From:
Net investment income	(0.29)		(0.62)	(0.63)	(0.71)		(1.01)	(0.99)
Return of capital	—		(0.02)	(0.05)	(0.08)		(0.00)*	—

Total Distributions	(0.29)		(0.64)	(0.68)	(0.79)		(1.01)	(0.99)

Net Asset Value, End of Period	$ 7.05		$ 6.82	$ 6.65	$ 6.00		$ 7.55	$ 9.46

Total Return(4)	7.65	%‡(5)	12.46%	23.58%	(10.84)%		(9.99)%	1.29%

Net Assets, End of Period (millions)	$189		$178	$159	$126		$159	$246

Ratios to Average Net Assets:
Expenses	0.59	%†(6)	0.71%	0.73%	0.74%		0.72%	0.71%
Net investment income	7.75	†	8.30	10.14	10.66	(3)	11.63	10.87

Portfolio Turnover Rate	19%		44%	53%	83%		82%	65%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended January 31, 2005 (unaudited).
(3)	Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts would have been $0.75, $(1.51) and 10.77% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would not have changed.
(6)	The investment adviser voluntarily waived a portion of its fees for the six months ended January 31, 2005. If such fees were not voluntarily waived, the annualized expense ratio would have been 0.63%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

27        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Smith Barney High Income Fund (“Fund”), a separate diversified investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities traded on national securities markets are valued at the last sale price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities traded in over-the-counter markets, securities for which no sales price was reported and fixed-income securities are valued at the mean between the closing bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Credit and Market Risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment-grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

(e) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. Translation gains or losses resulting from changes in the exchange rates during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

28        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(f) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution, transfer agency services and shareholder communications fees relating to a specific class are charged directly to that class.

(h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended January 31, 2005, SBFM voluntarily waived a portion of its investment advisory fee amounting to $250,826.

During the six months ended January 31, 2005, SBFM reimbursed the Fund in the amount of $551,590 for losses incurred resulting from an investment transaction error.

SBFM also acts as the Fund’s administrator. Effective July 1, 2004, the administration fee paid by the Fund was reduced to an annual rate of 0.10% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly. Prior to July 1, 2004, the Fund paid an administration fee calculated at an annual rate of 0.20% of the Fund’s average daily net assets. This fee was calculated daily and paid monthly.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended January 31, 2005, the Fund paid transfer agent fees of $327,746 to CTB. In addition, for the six months ended January 31, 2005 the Fund also paid $5,165 to other Citigroup affiliates for shareholder recordkeeping services.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

There is a maximum sales charges of 4.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only

29        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2005, CGM and its affiliates received sales charges of approximately $156,000 on sales of the Fund’s Class A shares. In addition, for the six months ended January 31, 2005, CDSCs paid to CGM and its affiliates were approximately:

	Class A	Class B	Class C
CDSCs	$6,000	$285,000	$13,000

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended January 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$217,059,891

Sales	254,118,777

At January 31, 2005, aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$122,292,727
Gross unrealized depreciation	(42,525,263)

Net unrealized appreciation	$79,767,464

4.	Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each class, respectively. In addition, the Fund pays a distribution fee with respect to Class B and C shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets of each class, respectively. For the six months ended January 31, 2005, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C
Rule 12b-1 Distribution Plan Fees	$569,699	$1,313,025	$825,095

For the six months ended January 31, 2005, total Transfer Agency Service fees were as follows:
	Class A	Class B	Class C	Class Y
Transfer Agency Service Fees	$147,881	$136,504	$52,577	$201

For the six months ended January 31, 2005, total Shareholder Communication expenses were as follows:
	Class A	Class B	Class C	Class Y
Shareholder Communication Expenses	$12,240	$12,920	$5,676	$131

30        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.	Distributions Paid to Shareholders by Class

	Six Months Ended January 31, 2005	Year Ended July 31, 2004
Class A
Net investment income	$17,735,449	$39,580,398
Return of capital	—	1,465,435

Total	$17,735,449	$41,045,833

Class B
Net investment income	$12,696,277	$31,520,941
Return of capital	—	1,244,302

Total	$12,696,277	$32,765,243

Class C*
Net investment income	$8,644,727	$19,729,560
Return of capital	—	770,338

Total	$8,644,727	$20,499,898

Class Y
Net investment income	$7,518,322	$12,223,189
Return of capital	—	433,008

Total	$7,518,322	$12,656,197

*	On April 29, 2004, Class L shares were renamed as Class C shares.

6.	Shares of Beneficial Interest

At January 31, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2005		Year Ended July 31, 2004
	Shares	Amount	Shares	Amount
Class A
Shares sold	4,989,469	$34,697,219	21,281,725	$145,789,210
Shares issued on reinvestment	1,123,264	7,840,346	2,787,928	19,079,595
Shares reacquired	(7,345,736)	(51,350,921)	(23,100,825)	(158,300,123)

Net Increase (Decrease)	(1,233,003)	$(8,813,356)	968,828	$6,568,682

Class B
Shares sold	2,484,025	$17,376,602	8,151,266	$56,119,649
Shares issued on reinvestment	692,292	4,848,743	1,840,933	12,639,867
Shares reacquired	(7,881,894)	(55,201,942)	(17,312,539)	(118,902,029)

Net Decrease	(4,705,577)	$(32,976,597)	(7,320,340)	$(50,142,513)

Class C*
Shares sold	1,977,647	$13,859,143	8,653,963	$59,775,000
Shares issued on reinvestment	546,280	3,829,254	1,377,199	9,468,745
Shares reacquired	(3,653,972)	(25,650,689)	(8,967,845)	(61,714,541)

Net Increase (Decrease)	(1,130,045)	$(7,962,292)	1,063,317	$7,529,204

31        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended January 31, 2005		Year Ended July 31, 2004
	Shares	Amount	Shares	Amount
Class Y
Shares sold	709,603	$4,993,119	8,813,071	$60,373,206
Shares issued on reinvestment	173,702	1,226,030	63,369	435,483
Shares reacquired	(187,564)	(1,318,204)	(6,643,397)	(44,497,968)

Net Increase	695,741	$4,900,945	2,233,043	$16,310,721

*	On April 29, 2004 Class L shares were renamed as Class C shares.

7.	Capital Loss Carryforward

At July 31, 2004, the Fund had, for Federal income tax purposes, capital loss carryforwards of approximately $709,574,000 available to offset future realized capital gains. To the extent that these capital carryforward losses are used to offset realized capital gains, it is probable that the gains so offset will not be distributed. The following capital loss carryforward amounts expire on July 31 in the year indicated below:

Year	Carryforward Amounts
2007	$25,768,000
2008	97,094,000
2009	130,523,000
2010	300,397,000
2011	139,768,000
2012	16,024,000

8.	Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

32        Smith Barney High Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

9.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of theses circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

33        Smith Barney High Income Fund      |      2005 Semi-Annual Report

SMITH BARNEY

HIGH INCOME FUND

TRUSTEES

Lee Abraham

Jane F. Dasher

R. Jay Gerken, CFA

Chairman

Richard E. Hanson, Jr.

Paul Hardin

Roderick C. Rasmussen

John P. Toolan

OFFICERS

R. Jay Gerken, CFA

President and Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Robert J. Brault

Chief Financial Officer and Treasurer

Beth A. Semmel, CFA

Vice President and

Investment Officer

Peter J. Wilby, CFA

Vice President and Investment Officer

Andrew Beagley

Chief Anti-Money

Laundering Compliance Officer and Chief Compliance Officer

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT ADVISER AND ADMINISTRATOR

Smith Barney Fund
Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Smith Barney Income Funds

Smith Barney High Income Fund

The Fund is a separate investment fund of the Smith Barney Income Funds, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Income Funds — Smith Barney High Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY HIGH INCOME FUND

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before investing.

www.smithbarneymutualfunds.com

©2005 Citigroup Global Markets Inc.

Member NASD, SIPC

FD2172 3/05	05-8037

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Income Funds

Date: April 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Income Funds

Date: April 7, 2005

By:	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer of
Smith Barney Income Funds

Date: April 7, 2005